Annual Fund Operating Expenses - TOUCHSTONE STRATEGIC TRUST - Touchstone Global Growth Fund	Feb. 16, 2018
Touchstone Global Growth Fund, Class A
Prospectus:
Net Expenses (as a percentage of Assets)	1.24%
Touchstone Global Growth Fund, Class C
Prospectus:
Net Expenses (as a percentage of Assets)	1.99%
Touchstone Global Growth Fund, Class Y
Prospectus:
Net Expenses (as a percentage of Assets)	0.99%
Touchstone Global Growth Fund, Institutional Class
Prospectus:
Net Expenses (as a percentage of Assets)	0.89%